Right-of-use assets and lease liabilities (Tables)	12 Months Ended
Jun. 30, 2025
Right-of-use assets and lease liabilities
Schedule of composition of the rights of use of the Group?s assets
	06.30.2025	06.30.2024
Offices, shopping malls and other rental properties	7,459	2,880
Convention center	4,426	12,006
Total Right-of-use assets	11,885	14,886
Non-current	11,885	14,886
Total	11,885	14,886

Schedule of changes in the Group?s rights of use
	06.30.2025	06.30.2024
Beginning of the year	14,886	15,202
Additions	7,747	1,141
Disposals	(9,176)	-
Depreciation charges	(1,572)	(1,457)
Total	11,885	14,886

Schedule of depreciation charge for rights of use
	06.30.2025	06.30.2024	06.30.2023
Offices, shopping malls and other rental properties	784	630	153
Machinery and equipment	-	-	21
Convention center	788	827	827
Total depreciation of right-of-use assets (i)	1,572	1,457	1,001

Schedule of other charges to income related to rights of use
	June 30, 2025	June 30, 2024	June 30, 2023
Lease liabilities interests	(683)	(1,464)	(1,150)
Results from short-term leases	(636)	(434)	(694)
Gain from lease modification	1,982	-	-

Schedule of the Group's lease liabilities
	06.30.2025	06.30.2024
Offices, shopping malls and other rental properties	6,113	2,758
Convention center	2,309	12,507
Total lease liabilities	8,422	15,265
Non-current	3,268	12,627
Current	5,154	2,638
Total	8,422	15,265